Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)(4)	Adjusted EBITDA ($)(5)
					Total Shareholder Return ($)(2)	Peer Group Shareholder Return ($)(3)
2025	1,870,105	384,050	652,123	559,821	23.61	156.84	(46,556)	1,116
2024	3,042,662	245,518	1,342,089	1,023,408	30.87	134.28	(88,437)	6,875
2023	4,724,110	2,973,299	443,435	208,285	46.20	111.49	(15,788)	1,214
2022	8,314,008	(17,349,302)	1,662,173	(3,273,967)	51.74	86.07	(69,780)	62,959
2021	7,721,987	16,860,440	2,016,345	9,081,793	180.65	118.41	26,093	61,503

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for each respective fiscal year. Amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable year. Each of Mr. Walbrecht’s and Mr. Kuehne’s employment with the Company were terminated on March 31, 2023 and August 31, 2023, respectively.

Year	PEO	Non-PEO NEOs
2025	Warren B. Kanders	Michael J. Yates
2024	Warren B. Kanders	Michael J. Yates
2023	Warren B. Kanders	John C. Walbrecht, Aaron J. Kuehne, and Michael J. Yates
2022	Warren B. Kanders	John C. Walbrecht, Aaron J. Kuehne, and Michael J. Yates
2021	Warren B. Kanders	John C. Walbrecht and Aaron J. Kuehne
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
		Starting Amount:	Deducted:	Added:	Added:	Added	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change
(positive or
negative) as of
the end of the
covered fiscal
year (from the
end of the prior
fiscal year) in
fair value of any
stock awards
granted in any
prior fiscal
year that are
outstanding and
unvested as of
the end of the
covered
fiscal year

The change
(positive or
negative) as of
the vesting date
(from the end
of the prior
fiscal year) in
fair value of
any stock
awards granted
in any prior
fiscal year for
which all vesting
conditions were
satisfied at the
end of or
during the
covered
fiscal year
							Compensation Actually Paid
2025	PEO	1,870,105	853,000	502,850	(1,040,205)	(95,700)	384,050
	Non-PEO NEOs	652,123	—	—	(59,717)	(32,585)	559,821
2024	PEO	3,042,662	1,532,250	737,900	(1,919,962)	(82,832)	245,518
	Non-PEO NEOs	1,342,089	699,111	385,550	—	(5,120)	1,023,408
2023	PEO	4,724,110	4,045,819	2,509,095	(379,217)	165,131	2,973,299
	Non-PEO NEOs	443,435	—	—	(290,994)	55,845	208,285
2022	PEO	8,314,008	7,686,720	1,532,741	(15,549,564)	(3,959,767)	(17,349,302)
	Non-PEO NEOs	1,662,173	1,128,981	210,784	(2,634,635)	(1,383,308)	(3,273,967)
2021	PEO	7,721,987	7,230,085	9,656,730	4,306,153	2,405,655	16,860,440
	Non-PEO NEOs	2,016,345	1,176,020	3,040,100	3,438,208	1,763,161	9,081,793
(2)
Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(3)
Represents the peer group Total Shareholder Return of the companies included in the NASDAQ Global Select Market Composite and the Russell 2000 Index.

(4)
Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year. On February 29, 2024, the Company completed the sale of the Company’s Precision Sport segment. The activities of the Precision Sport segment have been segregated and reported as discontinued operations for the years ended December 31, 2023 and December 31, 2024, and as a result are excluded from net income for the 2023 and 2024 fiscal years, respectively.

(5)
Adjusted EBITDA is a non-GAAP measure. We define “EBITDA” as earnings before interest, taxes, other income or expense, depreciation and amortization. We define “Adjusted EBITDA” as EBITDA further adjusted for the impact of certain noncash and other items that we do not consider in our evaluation of ongoing operating performance. These items include, among other things, transaction costs, contingent consideration, inventory fair value of purchase accounting, impairment of goodwill and indefinite-lived intangible assets, stock-based compensation, and other one-time items. For a reconciliation of Adjusted EBITDA to net income, the most directly comparable GAAP financial measure, see our press release announcing the Company’s results for the fourth quarter and year ended December 31, 2025, attached as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on March 5, 2026. We selected Adjusted EBITDA as the Company-selected measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s

NEOs to the Company’s performance for the most recently completed fiscal year. In particular, Adjusted EBITDA is utilized by the Compensation Committee and the Board of Directors as part of their evaluation and consideration to award annual performance-based compensation to our NEOs. On February 29, 2024, the Company completed the sale of the Company’s Precision Sport segment. The activities of the Precision Sport segment have been segregated and reported as discontinued operations for the years ended December 31, 2023, and December 31, 2024, and as a result are excluded from Adjusted EBITDA for the 2023 and 2024 fiscal years, respectively.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for each respective fiscal year. Amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable year. Each of Mr. Walbrecht’s and Mr. Kuehne’s employment with the Company were terminated on March 31, 2023 and August 31, 2023, respectively.

Year	PEO	Non-PEO NEOs
2025	Warren B. Kanders	Michael J. Yates
2024	Warren B. Kanders	Michael J. Yates
2023	Warren B. Kanders	John C. Walbrecht, Aaron J. Kuehne, and Michael J. Yates
2022	Warren B. Kanders	John C. Walbrecht, Aaron J. Kuehne, and Michael J. Yates
2021	Warren B. Kanders	John C. Walbrecht and Aaron J. Kuehne

Peer Group Issuers, Footnote	(3) Represents the peer group Total Shareholder Return of the companies included in the NASDAQ Global Select Market Composite and the Russell 2000 Index.
PEO Total Compensation Amount	$ 1,870,105	$ 3,042,662	$ 4,724,110	$ 8,314,008	$ 7,721,987
PEO Actually Paid Compensation Amount	$ 384,050	245,518	2,973,299	(17,349,302)	16,860,440
Adjustment To PEO Compensation, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for each respective fiscal year. Amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable year. Each of Mr. Walbrecht’s and Mr. Kuehne’s employment with the Company were terminated on March 31, 2023 and August 31, 2023, respectively.
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
		Starting Amount:	Deducted:	Added:	Added:	Added	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change
(positive or
negative) as of
the end of the
covered fiscal
year (from the
end of the prior
fiscal year) in
fair value of any
stock awards
granted in any
prior fiscal
year that are
outstanding and
unvested as of
the end of the
covered
fiscal year

The change
(positive or
negative) as of
the vesting date
(from the end
of the prior
fiscal year) in
fair value of
any stock
awards granted
in any prior
fiscal year for
which all vesting
conditions were
satisfied at the
end of or
during the
covered
fiscal year
							Compensation Actually Paid
2025	PEO	1,870,105	853,000	502,850	(1,040,205)	(95,700)	384,050
	Non-PEO NEOs	652,123	—	—	(59,717)	(32,585)	559,821
2024	PEO	3,042,662	1,532,250	737,900	(1,919,962)	(82,832)	245,518
	Non-PEO NEOs	1,342,089	699,111	385,550	—	(5,120)	1,023,408
2023	PEO	4,724,110	4,045,819	2,509,095	(379,217)	165,131	2,973,299
	Non-PEO NEOs	443,435	—	—	(290,994)	55,845	208,285
2022	PEO	8,314,008	7,686,720	1,532,741	(15,549,564)	(3,959,767)	(17,349,302)
	Non-PEO NEOs	1,662,173	1,128,981	210,784	(2,634,635)	(1,383,308)	(3,273,967)
2021	PEO	7,721,987	7,230,085	9,656,730	4,306,153	2,405,655	16,860,440
	Non-PEO NEOs	2,016,345	1,176,020	3,040,100	3,438,208	1,763,161	9,081,793

Non-PEO NEO Average Total Compensation Amount	$ 652,123	1,342,089	443,435	1,662,173	2,016,345
Non-PEO NEO Average Compensation Actually Paid Amount	$ 559,821	1,023,408	208,285	(3,273,967)	9,081,793
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for each respective fiscal year. Amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable year. Each of Mr. Walbrecht’s and Mr. Kuehne’s employment with the Company were terminated on March 31, 2023 and August 31, 2023, respectively.
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
		Starting Amount:	Deducted:	Added:	Added:	Added	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change
(positive or
negative) as of
the end of the
covered fiscal
year (from the
end of the prior
fiscal year) in
fair value of any
stock awards
granted in any
prior fiscal
year that are
outstanding and
unvested as of
the end of the
covered
fiscal year

The change
(positive or
negative) as of
the vesting date
(from the end
of the prior
fiscal year) in
fair value of
any stock
awards granted
in any prior
fiscal year for
which all vesting
conditions were
satisfied at the
end of or
during the
covered
fiscal year
							Compensation Actually Paid
2025	PEO	1,870,105	853,000	502,850	(1,040,205)	(95,700)	384,050
	Non-PEO NEOs	652,123	—	—	(59,717)	(32,585)	559,821
2024	PEO	3,042,662	1,532,250	737,900	(1,919,962)	(82,832)	245,518
	Non-PEO NEOs	1,342,089	699,111	385,550	—	(5,120)	1,023,408
2023	PEO	4,724,110	4,045,819	2,509,095	(379,217)	165,131	2,973,299
	Non-PEO NEOs	443,435	—	—	(290,994)	55,845	208,285
2022	PEO	8,314,008	7,686,720	1,532,741	(15,549,564)	(3,959,767)	(17,349,302)
	Non-PEO NEOs	1,662,173	1,128,981	210,784	(2,634,635)	(1,383,308)	(3,273,967)
2021	PEO	7,721,987	7,230,085	9,656,730	4,306,153	2,405,655	16,860,440
	Non-PEO NEOs	2,016,345	1,176,020	3,040,100	3,438,208	1,763,161	9,081,793

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The three items listed below represent the most important performance metrics we used to determine Compensation Actually Paid. We believe Adjusted EBITDA represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025.
•
Adjusted EBITDA

•
Total Shareholder Return (TSR)

•
Net Income

Total Shareholder Return Amount	$ 23.61	30.87	46.2	51.74	180.65
Peer Group Total Shareholder Return Amount	156.84	134.28	111.49	86.07	118.41
Net Income (Loss)	$ (46,556)	$ (88,437)	$ (15,788)	$ (69,780)	$ 26,093
Company Selected Measure Amount	1,116	6,875	1,214	62,959	61,503
PEO Name	Warren B. Kanders
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA is a non-GAAP measure. We define “EBITDA” as earnings before interest, taxes, other income or expense, depreciation and amortization. We define “Adjusted EBITDA” as EBITDA further adjusted for the impact of certain noncash and other items that we do not consider in our evaluation of ongoing operating performance. These items include, among other things, transaction costs, contingent consideration, inventory fair value of purchase accounting, impairment of goodwill and indefinite-lived intangible assets, stock-based compensation, and other one-time items. For a reconciliation of Adjusted EBITDA to net income, the most directly comparable GAAP financial measure, see our press release announcing the Company’s results for the fourth quarter and year ended December 31, 2025, attached as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on March 5, 2026. We selected Adjusted EBITDA as the Company-selected measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s
NEOs to the Company’s performance for the most recently completed fiscal year. In particular, Adjusted EBITDA is utilized by the Compensation Committee and the Board of Directors as part of their evaluation and consideration to award annual performance-based compensation to our NEOs. On February 29, 2024, the Company completed the sale of the Company’s Precision Sport segment. The activities of the Precision Sport segment have been segregated and reported as discontinued operations for the years ended December 31, 2023, and December 31, 2024, and as a result are excluded from Adjusted EBITDA for the 2023 and 2024 fiscal years, respectively.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (853,000)	$ (1,532,250)	$ (4,045,819)	$ (7,686,720)	$ (7,230,085)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	502,850	737,900	2,509,095	1,532,741	9,656,730
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,040,205)	(1,919,962)	(379,217)	(15,549,564)	4,306,153
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,700)	(82,832)	165,131	(3,959,767)	2,405,655
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(699,111)		(1,128,981)	(1,176,020)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		385,550		210,784	3,040,100
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,717)		(290,994)	(2,634,635)	3,438,208
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (32,585)	$ (5,120)	$ 55,845	$ (1,383,308)	$ 1,763,161